DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Disclosed in the Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 20.7	$ 30.6	$ 34.6
Other receivables
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	21.1	32.9	35.5
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ (0.4)	$ (2.3)	$ (0.9)